Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Ordinary Shares Subject To Possible Redemption [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Net Parent Company Investment [Member] DIH Holding US, Inc. [Member]	AOCI Attributable to Parent [Member] DIH Holding US, Inc. [Member]	DIH Holding US, Inc. [Member]	Total
Balance, value at Mar. 31, 2020						$ (7,420,000)	$ (296,000)
Net income (loss)
Balance, value at Mar. 31, 2021						(18,271,000)	2,086,000	$ (16,185,000)
Net income (loss)						(12,053,000)		(12,053,000)	$ (12,053,000)
Other comprehensive loss, net of tax							1,995,000	1,995,000
Net transactions with parent						(179,000)		(179,000)
Balance, value at Mar. 31, 2022	$ 204,020,000	$ 30	$ 505		$ (8,268,028)	(30,503,000)	4,081,000	(26,422,000)	(8,267,493)
Balance, shares at Mar. 31, 2022	20,200,000	303,000	5,050,000
Balance, value at Aug. 05, 2021
Balance, shares at Aug. 05, 2021
Net income (loss)					(9,963)				(9,963)
Issuance of Class B ordinary shares to Sponsor			$ 575	24,425					25,000
Issuance of Class B ordinary shares to Sponsor, shares			5,750,000
Balance, value at Dec. 31, 2021			$ 575	24,425	(9,963)				15,037
Balance, shares at Dec. 31, 2021			5,750,000
Remeasurement of Class A ordinary shares to redemption value at IPO	$ 30,006,587			(18,650,885)	(11,355,702)				(30,006,587)
Net income (loss)					3,097,637				3,097,637
Issuance of Class A ordinary shares	$ 174,013,413
Issuance of Class A ordianry shares, shares	20,200,000
Forfeiture of Class B ordinary shares issued to Sponsor			$ (70)	70
Forfeiture of Class B shares issued to Sponsor, shares			(700,000)
Issuance of representative shares		$ 30		3,029,970					3,030,000
Issuance of Representative Shares, shares		303,000
Rights underlying the Units				15,596,420					15,596,420
Balance, value at Mar. 31, 2022	$ 204,020,000	$ 30	$ 505		(8,268,028)	(30,503,000)	4,081,000	(26,422,000)	(8,267,493)
Balance, shares at Mar. 31, 2022	20,200,000	303,000	5,050,000
Balance, value at Dec. 31, 2021			$ 575	24,425	(9,963)				15,037
Balance, shares at Dec. 31, 2021			5,750,000
Net income (loss)									4,296,557
Balance, value at Jun. 30, 2022	$ 204,273,141	$ 30	$ 505		(7,322,249)	(34,468,000)	4,713,000	(29,755,000)	(7,321,714)
Balance, shares at Jun. 30, 2022	20,200,000	303,000	5,050,000
Balance, value at Dec. 31, 2021			$ 575	24,425	(9,963)				15,037
Balance, shares at Dec. 31, 2021			5,750,000
Remeasurement of Class A ordinary shares to redemption value at IPO	$ 32,866,490			(18,650,885)	(14,215,605)				(32,866,490)
Net income (loss)					6,604,155				6,604,155
Issuance of Class A ordinary shares	$ 174,013,413
Issuance of Class A ordianry shares, shares	20,200,000
Forfeiture of Class B ordinary shares issued to Sponsor			$ (70)	70
Forfeiture of Class B shares issued to Sponsor, shares			(700,000)
Issuance of representative shares		$ 30		3,029,970					3,030,000
Issuance of Representative Shares, shares		303,000
Rights underlying the Units				15,596,420					15,596,420
Balance, value at Dec. 31, 2022	$ 206,879,903	$ 30	$ 505		(7,621,413)				(7,620,878)
Balance, shares at Dec. 31, 2022	20,200,000	303,000	5,050,000
Balance, value at Mar. 31, 2022	$ 204,020,000	$ 30	$ 505		(8,268,028)	(30,503,000)	4,081,000	(26,422,000)	(8,267,493)
Balance, shares at Mar. 31, 2022	20,200,000	303,000	5,050,000
Remeasurement of Class A ordinary shares to redemption value at IPO	$ 253,141				(253,141)				(253,141)
Net income (loss)					1,198,920	(3,958,000)		(3,958,000)	1,198,920
Other comprehensive loss, net of tax							632,000	632,000
Net transactions with parent						(7,000)		(7,000)
Balance, value at Jun. 30, 2022	$ 204,273,141	$ 30	$ 505		(7,322,249)	(34,468,000)	4,713,000	(29,755,000)	(7,321,714)
Balance, shares at Jun. 30, 2022	20,200,000	303,000	5,050,000
Balance, value at Mar. 31, 2022	$ 204,020,000	$ 30	$ 505		(8,268,028)	(30,503,000)	4,081,000	(26,422,000)	(8,267,493)
Balance, shares at Mar. 31, 2022	20,200,000	303,000	5,050,000
Net income (loss)						(2,361,000)		(2,361,000)
Other comprehensive loss, net of tax							(158,000)	(158,000)
Net transactions with parent						(113,000)		(113,000)
Balance, value at Mar. 31, 2023	$ 59,096,655	$ 30	$ 505		(9,521,669)	(32,977,000)	3,923,000	(29,054,000)	(9,521,134)
Balance, shares at Mar. 31, 2023	5,670,123	303,000	5,050,000
Balance, value at Dec. 31, 2022	$ 206,879,903	$ 30	$ 505		(7,621,413)				(7,620,878)
Balance, shares at Dec. 31, 2022	20,200,000	303,000	5,050,000
Redemption of Class A ordinary shares	$ (149,322,133)
Redemption of Class A ordinary shares, shares	(14,529,877)
Remeasurement of Class A ordinary shares to redemption value at IPO	$ 1,538,885				(1,538,885)				(1,538,885)
Net income (loss)					(361,371)	(3,362,000)			(361,371)
Balance, value at Mar. 31, 2023	$ 59,096,655	$ 30	$ 505		(9,521,669)	(32,977,000)	3,923,000	(29,054,000)	(9,521,134)
Balance, shares at Mar. 31, 2023	5,670,123	303,000	5,050,000
Balance, value at Dec. 31, 2022	$ 206,879,903	$ 30	$ 505		(7,621,413)				(7,620,878)
Balance, shares at Dec. 31, 2022	20,200,000	303,000	5,050,000
Net income (loss)									(210,527)
Balance, value at Jun. 30, 2023	$ 60,198,874	$ 30	$ 505		(10,473,044)	(36,363,000)	3,605,000	(32,758,000)	(10,472,509)
Balance, shares at Jun. 30, 2023	5,670,123	303,000	5,050,000
Balance, value at Mar. 31, 2023	$ 59,096,655	$ 30	$ 505		(9,521,669)	(32,977,000)	3,923,000	(29,054,000)	(9,521,134)
Balance, shares at Mar. 31, 2023	5,670,123	303,000	5,050,000
Remeasurement of Class A ordinary shares to redemption value at IPO	$ 1,102,219				(1,102,219)				(1,102,219)
Net income (loss)					150,844	(3,362,000)		(3,362,000)	150,844
Other comprehensive loss, net of tax							(318,000)	(318,000)
Net transactions with parent						(24,000)		(24,000)
Balance, value at Jun. 30, 2023	$ 60,198,874	$ 30	$ 505		$ (10,473,044)	$ (36,363,000)	$ 3,605,000	$ (32,758,000)	$ (10,472,509)
Balance, shares at Jun. 30, 2023	5,670,123	303,000	5,050,000